BALANCE SHEETS(Parentheticals) - CIk 0001853314 Gesher I Acquisition Corp [Member] - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021
Ordinary shares subject to possible redemption	11,500,000	11,500,000	0
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued	3,075,000	3,075,000	3,075,000
Ordinary shares, shares outstanding	3,075,000	3,075,000	3,075,000